Reporting Entity and Liquidity	12 Months Ended
Dec. 31, 2021
Disclosure of Reporting Entity Basis Of Presentation And Liquidity [Abstract]
REPORTING ENTITY AND LIQUIDITY

NOTE 1: REPORTING ENTITY AND LIQUIDITY

a.

Bitfarms was incorporated under the Canada Business Corporation Act on October 11, 2018. The consolidated financial statements of the corporation comprise the accounts of Bitfarms Ltd. and its wholly owned subsidiaries (together referred to as the “Company” or “Bitfarms”). The activities of the Company mainly consist of cryptocurrency mining and are divided into multiple jurisdictions described in Note 26 “Geographical Information”. The Company’s operations are predominantly in Canada and the United States, with new operations having commenced in Paraguay in 2022 and construction of a new facility having commenced in Argentina.

b.	Bitfarms is primarily engaged in the cryptocurrency mining industry, a highly volatile market with significant inherent risk. A significant decline in the market prices of cryptocurrencies, an increase in the difficulty of cryptocurrency mining, changes in the regulatory environment and adverse changes in other inherent risks can significantly and negatively impact the Company’s operations and its ability to maintain sufficient liquidity to meet its commitments and minimum collateral requirements for its revolving credit facility, as described in Note 11 and Note 13, respectively. In addition, adverse changes to the factors mentioned above may impact the recoverability of the Company’s digital assets and property, plant and equipment, resulting in impairment charges being recorded. 9159-9290 Quebec Inc. (“Volta”), a wholly owned subsidiary, assists the Company in building and maintaining its server farms and provides electrician services to both commercial and residential customers in Quebec.

The common shares of the Company are listed under the trading symbol BITF on Nasdaq and on the TSX Venture Exchange.

c.	In March 2020, the World Health Organization declared COVID-19 a pandemic. The potential impacts that COVID-19 may have on the Company includes increases in cryptocurrency price volatility and delays in receiving future orders of mining hardware and construction materials required to achieve the Company’s growth objectives. The Company has been, and is expected to continue to be, operating throughout the pandemic. No significant impact of COVID-19 has been observed on the Company’s existing operations for the year ended December 31, 2021; however; the Company has observed longer than usual lead times and greater price fluctuations than usual in procuring mining equipment and construction materials required for the Company’s growth objectives. It is not possible to reliably estimate the length and severity of these developments as well as their impact on the financial results and position of the Company and its operating subsidiaries in future periods.

d.	In these financial statements, the following terms shall have the following definitions:

1	Backbone	Backbone Hosting Solutions Inc.
2	Volta	9159-9290 Quebec Inc.
3	Backbone Argentina	Backbone Hosting Solutions SAU
4	Backbone Paraguay	Ankara Suites S.A
5	Backbone Mining	Backbone Mining Solutions LLC
6	BTC	Bitcoin
7	BVVE	Blockchain Verification and Validation Equipment (including miners)
8	CAD	Canadian Dollars
9	ARS	Argentine Pesos